Contingencies, Commitments, and Responsibilities (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans

The following table contains the amounts for which the Bank and its subsidiaries are contractually obliged to grant loans:

	Contingent loans
	As of December 31,
	2018	2017
	MCh$	MCh$
Collateral and guarantees	411,023	262,924
Confirmed foreign letters of credit	—	3,824
Letters of credit issued	95,476	88,940
Documented guarantees	1,286,805	1,286,807
Available on demand credit lines	2,143,333	2,349,626
Other credit commitments	1,447,277	1,299,494

Totals	5,383,914	5,291,615

Schedule of Responsibilities Arising From the Regular Course of Business

The Bank and its subsidiaries have the following responsibilities arising from their regular course of business:

	As of December 31,
	2018	2017
	MCh$	MCh$
Third party operations
Collections	17,030	26,143
Transferred financial assets managed by the Bank	1,101,327	997,530
Third party funds under management	2,306,154	2,215,038

Subtotals	3,424,511	3,238,711

Custody of securities
Securities held in custody	5,896,162	8,675,906
Securities held in custody deposited in other entities	315,347	549,848
Securities issued by the Bank held in custody	148,193	163,713

Subtotals	6,359,702	9,389,467

Totals	9,784,213	12,628,178

Schedule of Policies

Entity	From	To	Amount (UF)	Beneficiary
Consorcio Nacional de Seguros S.A.	04-15-2018	04-15-2019	60,000 and 500	Itaú Corredores de Seguros S.A.

Schedule of Performance Bond

Entity	From	To	Amount (UF)	Beneficiary
Itaú Chile	04-22-2018	04-22-2019	16,000	Bolsa Electrónica de Chile
Mapfre Compañía de Seguros S.A	04-22-2018	04-22-2019	4,000	Bolsa de Comercio de Santiago

Schedule of Comprehensive Insurance Policy

Amounts recorded with respect to the comprehensive insurance policy are as follows:

Entity	From	To	Amount (UF)	Beneficiary
Orión Seguros Generales S.A	04-30-2018	06-21-2019	5,000 and 10,000	Bolsa Electrónica de Chile

Schedule of Performance Bond	The detail of the Bank guarantee certificate is as follows

Entity	From	To	Amount (UF)	Beneficiary
Itaú Chile	06-21-2018	06-21-2019	10,000	Itaú Chile